Overview (Tables)	12 Months Ended
Apr. 30, 2025
Overview
Schedule of company’s subsidiaries

The details of its subsidiaries are as follows:

Name of subsidiary		Percentage of effective ownership
(Country of incorporation and		held by the Company
principal place of business)	Principal activities	April 30, 2024	April 30, 2025

Elec Power Ltd (“Elec”) (British Virgin Islands)	Investment holding	100%	100%

BNL Engineering Private Limited (“BNL”) (Singapore)	Provision of electrical installation and licensing services for greenfield electrical installation projects	100%	100%

Herlin Pte. Ltd. (“Herlin”) (Singapore)	Provision of electrical installation and licensing services for brownfield electrical installation projects	100%	100%

Schedule of transactions with non-controlling interest

2023
SGD
Carrying amount of non-controlling interest acquired	1,696,763
Non-controlling interest’s 60% equity interest in BNL recognized in merger reserve*	150,000
Consideration paid by BNL to non-controlling interest*	-
Difference recognized directly in equity	1,846,763

*	The non-controlling interest’s 60% equity interest represents SGD150,000 share capital in BNL is deemed acquired under common control by the Company. The consideration was settled by Mr. Lim to the non-controlling interest. No cash flows transactions between BNL and the non-controlling interest. The difference between the consideration paid by the Company and the share capital acquired is recognized in merger reserve under common control (Note 11).